General	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
The Company
AerCap Holdings N.V., together with its subsidiaries (“AerCap,” “we,” “us” or the “Company”), is the global leader in aviation leasing, with 2,268 aircraft owned, managed or on order, over 900 engines (including engines owned by our Shannon Engine Support (“SES”) joint venture), over 300 owned helicopters, and total assets of approximately $70 billion as of June 30, 2022. Our ordinary shares are listed on the New York Stock Exchange under the ticker symbol AER. Our headquarters is located in Dublin, and we have offices in Shannon, Miami, Singapore, Memphis, Amsterdam, Shanghai, Abu Dhabi and other locations. We also have representative offices at the world’s largest aircraft manufacturers, The Boeing Company (“Boeing”) in Seattle and Airbus S.A.S. (“Airbus”) in Toulouse.
AerCap completed the acquisition of GE Capital Aviation Services (“GECAS”) from General Electric (“GE”) (the “GECAS Transaction”) on November 1, 2021 (the “Closing Date”), as further described in Note 4—GECAS Transaction. The results of GECAS’s operations have been included in our Condensed Consolidated Financial Statements since November 1, 2021.
The Condensed Consolidated Financial Statements presented herein include the accounts of AerCap Holdings N.V. and its subsidiaries. AerCap Holdings N.V. was incorporated in the Netherlands as a public limited liability company (“naamloze vennootschap” or “N.V.”) on July 10, 2006.